Contingent Liabilities	12 Months Ended
Sep. 30, 2023
Contingent Liabilities
Contingent Liabilities

27.    Contingent Liabilities

As detailed in ‘Item 8 – Financial Information’ above, the Company is aware of legal proceedings relating to it, however given their nature and the uncertainties involved in the outcomes and financial impact, no liability has been recorded in relation to them.